Note 5 - Reserves and Allowances	9 Months Ended
Sep. 30, 2012
Notes
Note 5 - Reserves and Allowances

NOTE 5 – RESERVES AND ALLOWANCES

At September 30, 2012, the allowance for doubtful accounts included in Accounts receivable, trade, net, consisted of the following:

Balance December 31, 2011	$500
Bad debts provision (included in Sales and marketing expenses)	(100)
Accounts written off	---
Collection of accounts previously written off	---
Balance September 30, 2012	$400

At September 30, 2012, the reserve for obsolete inventory included in Inventories consisted of the following:

Balance December 31, 2011	$1,000
Provision for obsolete inventory	1,298
Obsolete inventory written off	(23)
Reserve for obsolete inventory from discontinued operations	---
Balance September 30, 2012	$2,275

At September 30, 2012, the reserve for sales returns included in Other current liabilities consisted of the following:

Balance December 31, 2011	$1,500
Return provision – sales	(212)
Return provision – cost of sales	(135)
Returns processed	(803)
Balance September 30, 2012	$350